UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:     March 31, 2013
Check here if Amendment [   ]     Amendment Number: _______

Institutional Investment Manager Filing this Report:

Name:        Coronation Asset Management (Pty) Ltd.

Address:     7th Floor, MontClare Centre, Cnr Main and Campground Rd,
             Claremont
             Cape Town, South Africa

Form 13F File Number: 028-15304

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:      Anton Clarence Pillay
Title:     Chief Executive Officer and Director
Phone:     (27) 21 680 2000

Signature, Place, and Date of Signing:

/s/ Anton Clarence Pillay         Cape Town, South Africa       April 30, 2013
-------------------------         ------------------------      --------------
[Signature]                       [City, State]                 [Date]

Report Type:

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

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                             Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      36

Form 13F Information Table Value Total:     $556,516 (in thousands)

List of Other Included Managers:     NONE

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                                                             Form 13F Information Table

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Column 1                       Column 2           Column 3   Column 4              Column 5        Column 6    Column 7   Column 8

                                                                        Shares or                                            Voting
                               Title of                      Value      Principal  SH/       PUT/  Investment  Other       Authority
Name of Issuer                 Class              Cusip      (x$1,000)  Amount     PRN       CALL  Discretion  Managers       Sole
------------------------------------------------------------------------------------------------------------------------------------
AMAZON COM INC                 COM                023135106      4211      15,800                  Sole        None         15,800
ANGLOGOLD ASHANTI LTD          SPON ADR           035128206      3099     131,610                  Sole        None        131,610
APPLE INC                      COM                037833100     18323      41,393                  Sole        None         41,393
ARCOS DORADOS HOLDINGS INC     SHS CLASS A        G0457F107     79337   6,010,398                  Sole        None      6,010,398
BAIDU INC                      SPON ADR REP A     056752108     63019     718,580                  Sole        None        718,580
BANCO SANTANDER BRAZIL S A     ADS REP 1 UNIT     05967A107        81      11,100                  Sole        None         11,100
BERKSHIRE HATHAWAY INC DEL     CL B NEW           084670702      1042      10,000                  Sole        None         10,000
BLACKSTONE GROUP LP            COM UNIT LTD       09253U108     12579     635,930                  Sole        None        635,930
CAMPANHIA BRASILIEIRA DE DIST  SPON ADR PFD CL A  20440T201     59923   1,124,690                  Sole        None      1,124,690
COCA COLA CO                   COM                191216100      6991     172,870                  Sole        None        172,870
COGNIZANT TECHNOLOGY SOLUTION  CL A               192446102     34793     454,090                  Sole        None        454,090
COLGATE PALMOLIVE CO           COM                194162103     25094     212,610                  Sole        None        212,610
CVS CAREMARK CORPORATION       COM                126650100       244       4,440                  Sole        None          4,440
DIRECTV                        COM                25490A309      6888     121,710                  Sole        None        121,710
DOLLAR GENERAL CORP NEW        COM                256677105     15839     313,140                  Sole        None        313,140
DOLLAR TREE INC                COM                256746108      6862     141,690                  Sole        None        141,690
EMBOTELLADORA ANDINA S A       SPON ADR A         29081P204      3787     118,262                  Sole        None        118,262
FORTRESS INVESTMENT GRP LL     CL A               34958B106      2904     453,800                  Sole        None        453,800
GANNETT INC                    COM                364730101      3917     179,100                  Sole        None        179,100
GOOGLE INC                     CL A               38259P508     17178      21,630                  Sole        None         21,630
GUESS INC                      COM                401617105      5379     216,650                  Sole        None        216,650
MARKET VECTORS ETF TR          GOLD MINER ETF     57060U100      7468     197,310                  Sole        None        197,310
MASTERCARD INC                 CL A               57636Q104     12722      23,510                  Sole        None         23,510
MCDONALDS CORP                 COM                580135101     14104     141,480                  Sole        None        141,480
MICROSOFT CORP                 COM                594918104      5855     204,690                  Sole        None        204,690
OCH ZIFF CAP MGMT GROUP        CL A               67551U105      5051     540,250                  Sole        None        540,250
PRICELINE COM INC              COM NEW            741503403     12545      18,230                  Sole        None         18,230
PROMOTORA DE INFORMACIONES S   ADR CL A SHS       74343G204        30      27,562                  Sole        None         27,562
PROMOTORA DE INFRMACIONES S    ADR CL B CONV      74343G303       194     157,500                  Sole        None        157,500
RALPH LAUREN CORP              CL A               751212101      8581      50,680                  Sole        None         50,680
THERMO FISHER SCIENTIFIC INC   COM                883556102      6310      82,490                  Sole        None         82,490
TRONOX LTD                     SHS CL A           Q9235V101       466      23,500                  Sole        None         23,500
VISA INC                       COM CL A           92826C839      6987      41,140                  Sole        None         41,140
WAL-MART STORES INC            COM                931142103     16927     226,200                  Sole        None        226,200
DISNEY WALT CO                 COM DISNEY         254687106     15397     271,070                  Sole        None        271,070
YUM BRANDS INC                 COM                988498101     82389   1,145,250                  Sole        None      1,145,250

                                                              556,516
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